UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05488
                                                     ---------------------

                       Nuveen Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                Semiannual Report April 30, 2005
                                                --------------------------------

                    Nuveen Investments
                    Municipal Closed-End
                    Exchange-Traded
                    Funds

  NUVEEN MUNICIPAL
  VALUE FUND, INC.
               NUV               [GRAPHIC OMITTED]

  NUVEEN MUNICIPAL
 INCOME FUND, INC.
               NMI

                    DEPENDABLE,
                    TAX-FREE INCOME BECAUSE
                    IT'S NOT WHAT YOU EARN,
                    IT'S WHAT YOU KEEP.(R)

                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                [PHOTO OMITTED]

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NUVEEN FUND REPORTS FASTER.
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if you get your Nuveen Fund dividends and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)

                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

Chairman's
        Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

      As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.

"In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."

      From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

      As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

      Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

      These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      June 15, 2005

Nuveen Investments Municipal Closed-End Exchange-Traded Funds NUV, NMI

Portfolio Managers'
      COMMENTS

Portfolio managers Tom Spalding and John Miller review key investment strategies and the semiannual performance of NUV and NMI. With 28 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987. John, who has 12 years of municipal market experience, including 9 years with Nuveen, assumed portfolio management responsibility for NMI in 2001.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2005?

Between November 2004 and April 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term rate benchmark from 1.75% to 2.75%. (On May 3, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, bringing the fed funds rate to 3.00%.) Given these short-term rate increases, many market participants expected to see steadily higher interest rates across most of the municipal market yield curve as we moved through the reporting period. This did not occur, as longer-term yields (as measured by the widely-followed Bond Buyer 25 Revenue Municipal Bond Index) declined by 14 basis points during the six-month period. As a result, the municipal yield curve flattened.

In this environment, our focus for each of these Funds remained on a strategy we have employed for the past few years - finding and holding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that could also perform well under a variety of future market scenarios.

As a result, our purchase activity during this period concentrated on bonds in the long-intermediate part of the yield curve, that is, bonds that mature in 20 years or more. In our opinion, this part of the municipal market yield curve often offered more attractive opportunities and better values than bonds with longer or shorter maturities.

We also sought to keep the Funds fully invested. This was helped by the strong supply of municipal bonds during this reporting period. For the six months ended April 2005, municipal issuance nationwide totaled approximately $187.7 billion, up 8.6% from the six months ended April 2004. One of the major drivers of the increased supply during this current period was a significant growth in the number of refundings, as issuers sought to take advantage of relatively low current interest rates.

Overall, the percentage of insured and higher credit quality securities that came to market during this period was greater than typically seen. As a result, many of our new purchases over this six-month period were bonds that were rated AAA or AA. Although the market provided fewer opportunities in the lower-rated investment-grade categories, we did seek to maintain or augment the Fund's holdings at this end of the quality spectrum when attractive securities were available. This generally benefited all the Funds, as lower-rated bonds often were among the best performers during this reporting period. Many of these portfolio additions were made with the proceeds from sales of pre-refunded bonds, which tended to underperform in the interest rate environment of the past six months.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for a comparative index and average, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 4/30/05

                     6-Month        1-Year        5-Year         10-Year
------------------------------------------------------------------------
NUV                   4.18%          9.94%         7.16%          6.17%
------------------------------------------------------------------------
NMI                   3.89%          9.68%         5.15%          5.44%
------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index(1)         1.93%          6.82%         7.04%          6.48%
------------------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt
Funds Average(2)      2.94%          7.96%         5.90%          5.92%
------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2005, the cumulative returns on net asset value (NAV) for both NUV and NMI outperformed the return on the Lehman Brothers Municipal Bond Index. Both Funds also outperformed the average return for their Lipper peer group.

As noted, longer-term municipal market interest rates declined modestly over the course of this reporting period. As a result, many issuers found it economically feasible to pre-refund some of their outstanding municipal bonds. This led to an increase in escrowed and pre-refunded holdings in NUV, and the Fund's performance was boosted by the price appreciation and enhanced credit quality accompanying these developments. At the same time, we trimmed holdings of some other, older pre-refunded bonds in both NUV and NMI, because of their shorter effective maturities. Bonds with shorter effective maturities tend to underperform the general municipal market when bond prices stay flat or rise, like they did during this reporting period.

Both of the Funds also benefited from their allocations of lower quality bonds during this period, with bonds rated BBB and sub-investment grade bonds generally outperforming other credit quality sectors as the economy continued to expand. As of April 30, 2005, NUV held 21% of its portfolio in bonds rated BBB or lower and nonrated bonds, while

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(2) The Lipper General and Insured Unleveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 8 funds; 1 year, 8 funds; 5 years, 8 funds; and 10 years, 8 funds. Fund and Lipper returns assume reinvestment of dividends.

NMI, which can invest up to 25% of its portfolio in below investment-grade quality bonds, held 39% of its portfolio in BBB rated securities and another 22% in sub-investment grade and nonrated bonds.

Among the lower-rated holdings making positive contributions to the Funds' cumulative six-month returns were hospital bonds, as the healthcare sector ranked second in overall performance among the Lehman municipal revenue sectors for the period. In addition, bonds backed by the 1998 master tobacco settlement agreement also produced solid returns during this period as the litigation environment improved and increased demand pushed prices higher. As of April 30, 2005, both NUV and NMI held approximately 5% of their portfolios in tobacco bonds.

During this reporting period, the selection of individual securities and assessment of the potential for credit improvement were just as important to overall performance as yield curve positioning and sector allocation. For example, NMI bought bonds issued by Piedmont Municipal Power Agency (South Carolina) and the Virgin Islands Matching Fund, both of which performed well for the Fund. Both Funds also saw appreciation in their airline holdings, as the airline industry generally was successful in increasing passenger loads and improving cost management. NUV continued to hold bonds issued for American Airlines and Continental Airlines, while NMI held a small position in Northwest Airlines, all of which were strong performers over the six month period. In NMI, we also saw good performance from our holding of bonds issued for the Joliet (Illinois) Regional Airport.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2005?

Even though lower quality bonds performed well over this period, we continued to believe that in the current geopolitical and economic climate it was important to maintain strong credit quality. As of April 30, 2005, NUV held 67% of its portfolio in bonds rated AAA/U.S. guaranteed and AA. NMI held 27% of its portfolio in bonds rated AAA/U.S. guaranteed and AA, and 78% of NMI's portfolio was invested in investment-grade quality securities.

As of April 30, 2005, potential call exposure for the period May 2005 through the end of 2006 was 13% in NUV and 18% in NMI. These callable bonds generally had yields significantly higher than those available in the current marketplace, and we continued to hold many of these bonds to maintain this income-generating capability. The number of actual bond calls in both of these Funds over this period will depend largely on future market interest rates.

                                                        Dividend and Share Price
                                                                    INFORMATION

The dividends of both NUV and NMI remained stable during the six-month reporting period ended April 30, 2005.

In addition, due to capital gains generated by normal portfolio activity, common shareholders received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
-----------------------------------------------------------------------
NUV                         $ 0.0559                           $ 0.0063
-----------------------------------------------------------------------
NMI                         $     --                           $ 0.0002
-----------------------------------------------------------------------

Both of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2005, both NUV and NMI had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/05                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
-----------------------------------------------------------------------
NUV                           -8.99%                             -8.88%
-----------------------------------------------------------------------
NMI                           -8.07%                             -7.47%
-----------------------------------------------------------------------

Nuveen Municipal Value Fund, Inc.

NUV

Performance
      Overview As of April 30, 2005

Fund Snapshot
---------------------------------------------------
Share Price                            $      9.31
---------------------------------------------------
Net Asset Value                        $     10.23
---------------------------------------------------
Premium/(Discount) to NAV                    -8.99%
---------------------------------------------------
Market Yield                                  5.03%
---------------------------------------------------
Taxable-Equivalent Yield(1)                   6.99%
---------------------------------------------------
Net Assets ($000)                      $ 1,993,520
---------------------------------------------------
Average Effective

Maturity on Securities (Years)               20.13
---------------------------------------------------
Modified Duration                             5.99
---------------------------------------------------

Average Annual Total Return
(Inception 6/17/87)
------------------------------------
         On Share Price       On NAV
------------------------------------
6-Month
(Cumulative)    2.69%          4.18%
------------------------------------
1-Year         11.57%          9.94%
------------------------------------
5-Year          8.76%          7.16%
------------------------------------
10-Year         5.47%          6.17%
------------------------------------

States
(as a % of total investments)
------------------------------------
New York                       15.8%
------------------------------------
Illinois                       11.5%
------------------------------------
California                      9.8%
------------------------------------
Michigan                        6.4%
------------------------------------
Texas                           5.8%
------------------------------------
Indiana                         4.8%
------------------------------------
New Jersey                      4.3%
------------------------------------
Colorado                        2.9%
------------------------------------
Massachusetts                   2.8%
------------------------------------
Missouri                        2.8%
------------------------------------
South Carolina                  2.6%
------------------------------------
Wisconsin                       2.5%
------------------------------------
Georgia                         2.2%
------------------------------------
Washington                      2.1%
------------------------------------
Louisiana                       1.9%
------------------------------------
Pennsylvania                    1.9%
------------------------------------
Nevada                          1.8%
------------------------------------
District of Columbia            1.8%
------------------------------------
Florida                         1.8%
------------------------------------
Other                          14.5%
------------------------------------

Sectors
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.8%
------------------------------------
Healthcare                     19.2%
------------------------------------
Utilities                      12.0%
------------------------------------
U.S. Guaranteed                11.1%
------------------------------------
Tax Obligation/General         10.4%
------------------------------------
Transportation                 10.4%
------------------------------------
Consumer Staples                5.4%
------------------------------------
Other                          11.7%
------------------------------------

Credit Quality
(as a % of total investments)
------------------------------------
AAA/U.S. Guaranteed              54%
------------------------------------
AA                               13%            [PIE CHART]
------------------------------------
A                                12%
------------------------------------
BBB                              13%
------------------------------------
BB or Lower                       7%
------------------------------------
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                             0.04
Jun                            0.039
Jul                            0.039
Aug                            0.039
Sep                            0.039
Oct                            0.039
Nov                            0.039
Dec                            0.039
Jan                            0.039
Feb                            0.039
Mar                            0.039
Apr                            0.039



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        8.85
                              8.82
                              8.81
                              8.8
                              8.66
                              8.71
                              8.82
                              8.73
                              8.67
                              8.78
                              8.77
                              8.8
                              8.86
                              8.91
                              8.96
                              8.92
                              8.95
                              8.97
                              8.99
                              8.98
                              8.98
                              9.01
                              9
                              8.92
                              8.93
                              8.92
                              8.9
                              8.88
                              8.85
                              8.74
                              8.75
                              8.73
                              8.73
                              8.74
                              8.71
                              8.71
                              8.7
                              8.77
                              8.74
                              8.7
                              8.73
                              8.77
                              8.86
                              8.98
                              8.97
                              9.02
                              9.01
                              9.05
                              9.05
                              8.98
                              8.98
                              8.99
                              9.03
                              9.04
                              8.99
                              8.91
                              8.94
                              8.91
                              8.89
                              8.89
                              8.86
                              8.84
                              8.89
                              8.89
                              8.94
                              8.95
                              8.99
                              8.99
                              9.07
                              9.05
                              9.03
                              9
                              8.99
                              9.04
                              9.07
                              9.11
                              9.08
                              9.08
                              9.1
                              9.07
                              9.12
                              9.12
                              9.14
                              9.16
                              9.17
                              9.18
                              9.19
                              9.18
                              9.14
                              9.2
                              9.19
                              9.19
                              9.21
                              9.18
                              9.21
                              9.17
                              9.25
                              9.24
                              9.24
                              9.26
                              9.28
                              9.23
                              9.27
                              9.27
                              9.28
                              9.22
                              9.17
                              9.16
                              9.1
                              9.14
                              9.17
                              9.16
                              9.22
                              9.21
                              9.26
                              9.22
                              9.21
                              9.24
                              9.25
                              9.24
                              9.29
                              9.27
                              9.3
                              9.33
                              9.32
                              9.33
                              9.32
                              9.36
                              9.33
                              9.37
                              9.35
                              9.38
                              9.27
                              9.09
                              9.27
                              9.19
                              9.28
                              9.33
                              9.31
                              9.28
                              9.32
                              9.26
                              9.2
                              9.23
                              9.21
                              9.2
                              9.16
                              9.1
                              9.1
                              9.17
                              9.1
                              9.19
                              9.21
                              9.23
                              9.21
                              9.24
                              9.19
                              9.15
                              9.14
                              9.14
                              9.1
                              9.09
                              9.09
                              9.12
                              9.08
                              9.1
                              9.09
                              9.12
                              9.11
                              9.12
                              9.19
                              9.2
                              9.17
                              9.17
                              9.18
                              9.2
                              9.23
                              9.23
                              9.19
                              9.17
                              9.19
                              9.26
                              9.25
                              9.29
                              9.29
                              9.32
                              9.31
                              9.29
                              9.3
                              9.31
                              9.32
                              9.32
                              9.33
                              9.33
                              9.36
                              9.38
                              9.42
                              9.42
                              9.45
                              9.41
                              9.42
                              9.4
                              9.42
                              9.38
                              9.35
                              9.29
                              9.35
                              9.42
                              9.43
                              9.4
                              9.41
                              9.41
                              9.39
                              9.39
                              9.41
                              9.42
                              9.3
                              9.3
                              9.18
                              9.18
                              9.15
                              9.13
                              9.18
                              9.15
                              9.09
                              9.02
                              8.97
                              9.07
                              9.01
                              9.03
                              9.06
                              9.17
                              9.2
                              9.19
                              9.2
                              9.2
                              9.15
                              9.19
                              9.22
                              9.24
                              9.2
                              9.21
                              9.24
                              9.25
                              9.26
                              9.24
                              9.21
                              9.23
                              9.23
                              9.22
                              9.25
                              9.26
                              9.31
4/30/05                       9.31

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0622 per share.

Nuveen Municipal Income Fund, Inc.

NMI

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)
------------------------------------
AAA/U.S. Guaranteed              17%
------------------------------------
AA                               10%
------------------------------------
A                                12%            [PIE CHART]
------------------------------------
BBB                              39%
------------------------------------
BB or Lower                      11%
------------------------------------
NR                               11%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.044
Jun                            0.044
Jul                            0.044
Aug                            0.044
Sep                            0.044
Oct                            0.044
Nov                            0.044
Dec                            0.044
Jan                            0.044
Feb                            0.044
Mar                            0.044
Apr                            0.044


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        9.65
                              9.79
                              9.7
                              9.61
                              9.27
                              9.22
                              9.2
                              9.1
                              9.26
                              9.33
                              9.16
                              9.2
                              9.23
                              9.24
                              9.29
                              9.35
                              9.29
                              9.4
                              9.34
                              9.36
                              9.36
                              9.32
                              9.39
                              9.34
                              9.32
                              9.35
                              9.3
                              9.19
                              9.21
                              9.14
                              9.34
                              9.14
                              9.24
                              9.28
                              9.37
                              9.48
                              9.53
                              9.56
                              9.55
                              9.49
                              9.5
                              9.48
                              9.41
                              9.6
                              9.53
                              9.6
                              9.6
                              9.6
                              9.66
                              9.84
                              9.63
                              9.57
                              9.55
                              9.6
                              9.56
                              9.45
                              9.37
                              9.49
                              9.49
                              9.47
                              9.47
                              9.5
                              9.59
                              9.59
                              9.77
                              9.72
                              9.65
                              9.62
                              9.82
                              9.89
                              9.82
                              9.78
                              9.72
                              9.84
                              9.84
                              9.78
                              10
                              9.98
                              10
                              9.91
                              9.76
                              9.86
                              9.8
                              9.91
                              9.98
                              9.99
                              10.05
                              9.98
                              9.93
                              9.89
                              10.23
                              10.06
                              10.1
                              10.1
                              10
                              10
                              10.07
                              10.04
                              9.95
                              9.95
                              9.93
                              9.96
                              9.92
                              9.95
                              9.91
                              9.92
                              9.87
                              9.96
                              9.97
                              9.9
                              9.94
                              9.91
                              9.96
                              10.08
                              10.17
                              10.17
                              10.02
                              10.17
                              10.02
                              10.07
                              10
                              10.05
                              10.03
                              10.09
                              10.05
                              10.09
                              10.03
                              10.08
                              10.02
                              10
                              9.97
                              9.94
                              9.75
                              9.58
                              9.68
                              9.7
                              9.71
                              9.75
                              9.75
                              9.84
                              9.92
                              9.95
                              9.75
                              9.75
                              9.83
                              10.02
                              9.96
                              9.86
                              9.85
                              9.84
                              9.8
                              9.81
                              9.98
                              10.13
                              10.12
                              10.14
                              9.99
                              10.05
                              9.91
                              9.91
                              9.98
                              9.9
                              9.9
                              10.06
                              9.89
                              9.84
                              9.84
                              9.89
                              9.85
                              9.83
                              9.85
                              9.82
                              9.8
                              9.85
                              9.86
                              9.94
                              9.92
                              9.94
                              9.96
                              10.01
                              9.9
                              9.95
                              9.96
                              10.13
                              9.95
                              10.17
                              10.12
                              10.25
                              10.18
                              10.16
                              10.19
                              10.25
                              10.24
                              10.45
                              10.82
                              10.7
                              10.5
                              10.6
                              10.6
                              10.45
                              10.47
                              10.46
                              10.35
                              10.27
                              10.17
                              10.07
                              10.04
                              10.14
                              10.17
                              10.11
                              10.04
                              10.03
                              10.04
                              10.1
                              10.15
                              10.19
                              10
                              10.02
                              10
                              10.02
                              10.03
                              10.12
                              10.06
                              10.06
                              10.02
                              9.82
                              9.8
                              9.8
                              9.86
                              9.96
                              9.85
                              9.94
                              10.1
                              10.05
                              9.92
                              9.96
                              9.9
                              9.82
                              9.9
                              9.85
                              9.81
                              9.83
                              9.76
                              9.92
                              10.02
                              9.99
                              9.94
                              9.97
                              9.92
                              9.85
                              9.9
                              10.05
                              10.03
4/30/05                       10.03


Fund Snapshot
------------------------------------
Share Price                  $10.03
------------------------------------
Net Asset Value              $10.91
------------------------------------
Premium/(Discount) to NAV     -8.07%
------------------------------------
Market Yield                   5.26%
------------------------------------
Taxable-Equivalent Yield(1)    7.31%
------------------------------------
Net Assets ($000)           $88,483
------------------------------------
Average Effective
Maturity on Securities
 (Years)                      17.87
------------------------------------
Modified Duration              5.36
-----------------------------------
Average Annual Total Return
(Inception 4/20/88)
------------------------------------
          On Share Price      On NAV
------------------------------------
6-Month
(Cumulative)    2.16%          3.89%
------------------------------------
1-Year          8.73%          9.68%
------------------------------------
5-Year          4.01%          5.15%
------------------------------------
10-Year         4.50%          5.44%
------------------------------------

States
(as a % of total investments)
------------------------------------
California                     18.1%
------------------------------------
Texas                           7.5%
------------------------------------
Illinois                        6.8%
------------------------------------
New York                        6.4%
------------------------------------
Connecticut                     5.8%
------------------------------------
Pennsylvania                    5.8%
------------------------------------
Colorado                        5.4%
------------------------------------
South Carolina                  5.0%
------------------------------------
Michigan                        4.3%
------------------------------------
Indiana                         4.1%
------------------------------------
Ohio                            3.3%
------------------------------------
Florida                         3.2%
------------------------------------
Virginia                        3.2%
------------------------------------
Virgin Islands                  3.1%
------------------------------------
Massachusetts                   2.9%
------------------------------------
Louisiana                       2.7%
------------------------------------
Other                          12.4%
------------------------------------

Sectors
(as a % of total investments)
------------------------------------
Utilities                      20.7%
------------------------------------
Tax Obligation/Limited         19.1%
------------------------------------
Healthcare                     17.3%
------------------------------------
Consumer Staples                7.8%
------------------------------------
Materials                       6.9%
------------------------------------
Tax Obligation/General          6.9%
------------------------------------
Education and Civic
 Organizations                  6.8%
------------------------------------
U.S. Guaranteed                 5.3%
------------------------------------
Transportation                  5.2%
------------------------------------
Other                           4.0%
------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0002 per share.

Nuveen Municipal Value Fund, Inc. (NUV)

Portfolio of
      Investments April 30, 2005 (Unaudited)

     Principal                                                                       Optional Call                          Market
  Amount (000)    Description                                                          Provisions*    Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Alabama - 1.3%
$        1,450    Alabama Housing Finance Authority, Collateralized Home Mortgage
                   Program Single Family Mortgage Revenue Bonds, Series 1998A-2,
                   5.450%, 10/01/28 (Alternative Minimum Tax)                         4/08 at 102.00      Aaa    $       1,485,786

         5,000    Courtland Industrial Development Board, Alabama, Solid Waste
                   Disposal Revenue Bonds, Champion International Paper Corporation,
                   Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)          11/09 at 101.00     Baa2            5,438,100

         1,750    Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series
                   2001A, 5.750%, 6/01/31                                             6/11 at 101.00       A2            1,862,298

         4,000    Jasper Medical Clinic Board, Alabama, Hospital Revenue Bonds,
                   Walker Regional Medical Center Inc., Series 1993,
                   6.375%, 7/01/18                                                   7/05 at 100.00      Baa2            4,053,800

        12,000    Jefferson County, Alabama, Sewer Revenue Capital Improvement
                   Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded to
                   2/01/09) - FGIC Insured                                           2/09 at 101.00       AAA           13,121,760
----------------------------------------------------------------------------------------------------------------------------------
                  Alaska - 0.5%

         3,335    Alaska Housing Finance Corporation, General Housing Purpose
                   Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured              12/14 at 100.00      AAA            3,490,845

         3,000    Anchorage, Alaska, General Obligation Bonds, Series 2003B,
                   5.000%, 9/01/23 - FGIC Insured                                     9/13 at 100.00      AAA            3,213,420

         3,030    Northern Tobacco Securitization Corporation, Alaska, Tobacco
                   Settlement Asset-Backed Bonds, Series 2000, 6.200%, 6/01/22        6/10 at 100.00      BBB            3,077,904
----------------------------------------------------------------------------------------------------------------------------------
                  Arizona - 1.2%

         4,900    Arizona Health Facilities Authority, Hospital System Revenue
                   Bonds, Phoenix Children's Hospital, Series 1999A,
                   6.250%, 11/15/29                                                  11/09 at 100.00      Ba2            4,978,988

         1,400    Arizona Health Facilities Authority, Hospital System Revenue
                   Bonds, Phoenix Children's Hospital, Series 2002A,
                   6.250%, 2/15/21                                                   2/12 at 101.00       Ba2            1,435,378

        13,100    Arizona Health Facilities Authority, Hospital Revenue Bonds,
                   Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20            7/10 at 101.00       A-           14,625,757

         3,000    Phoenix Industrial Development Authority, Arizona, GNMA
                   Collateralized Multifamily Housing Revenue Bonds, Park Lee
                   Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                   Minimum Tax)                                                      4/15 at 100.00       Aaa            3,031,350
----------------------------------------------------------------------------------------------------------------------------------
                  Arkansas - 0.8%

        10,460    Cabot School District 4, Lonoke County, Arkansas, General
                    Obligation Refunding Bonds, Series 2003, 5.000%,
                    2/01/32 - AMBAC Insured                                           8/08 at 100.00      Aaa           10,827,041

           585    Conway, Arkansas, Sales and Use Tax Capital Improvement Bonds,
                   Series 1997A, 5.350%, 12/01/17 - FSA Insured                      12/06 at 101.00      AAA              612,624

         2,750    Jefferson County, Arkansas, Pollution Control Revenue Refunding
                   Bonds, Entergy Arkansas Inc., Series 1997, 5.600%, 10/01/17        6/05 at 100.00     Baa2            2,753,190

         2,000    University of Arkansas, Fayetteville, Various Facilities Revenue
                   Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured               12/12 at 100.00      Aaa            2,081,080
----------------------------------------------------------------------------------------------------------------------------------
                  California - 9.6%

         7,310    California Educational Facilities Authority, Revenue Bonds,
                   Loyola Marymount University, Series 2000, 0.000%, 10/01/24
                   (Pre-refunded to 10/01/09) - MBIA Insured                          10/09 at 39.19      Aaa            2,500,312

         3,975    California Infrastructure Economic Development Bank, Revenue
                   Bonds, J. David Gladstone Institutes, Series 2001,
                   5.250%, 10/01/34                                                  10/11 at 101.00       A-            4,117,822

                  California, General Obligation Bonds, Series 2003:
        14,600     5.250%, 2/01/28                                                    8/13 at 100.00        A           15,502,134
        11,250     5.000%, 2/01/33                                                    8/13 at 100.00        A           11,606,175

         7,500    California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33  2/14 at 100.00        A            7,749,225

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  California (continued)

                  California Department of Water Resources, Power Supply Revenue
                   Bonds, Series 2002A:
$       10,000     5.125%, 5/01/19                                                    5/12 at 101.00       A2    $      10,697,000
        10,000     5.250%, 5/01/20                                                    5/12 at 101.00       A2           10,817,000

        17,155    California State Public Works Board, Lease Revenue Refunding
                   Bonds, Various University of California Projects, Series
                   1993A, 5.500%, 6/01/21                                             6/05 at 100.00      Aa2           17,176,272

        15,500    California Statewide Community Development Authority,
                   Certificates of Participation, Internext Group, Series 1999,
                   5.375%, 4/01/17                                                    4/09 at 101.00     BBB-           15,824,415

         3,000    Capistrano Unified School District, Orange County, California,
                   Special Tax Bonds, Community  Facilities District 98-2 - Ladera,
                   Series 1999, 5.750%, 9/01/29 (Pre-refunded to 9/01/09)             9/09 at 102.00   N/R***            3,350,010

         5,895    Central California Joint Powers Health Finance Authority,
                   Certificates of Participation, Community Hospitals of Central
                   California, Series 1993, 5.000%, 2/01/23                           8/05 at 100.00     Baa2            5,836,404

                  Foothill/Eastern Transportation Corridor Agency, California,
                   Toll Road Revenue Bonds, Series 1995A:
        30,000     0.000%, 1/01/22                                                      No Opt. Call      AAA           14,262,600
         2,500     6.000%, 1/01/34 (Pre-refunded to 1/01/07)                          1/07 at 100.00      AAA            2,632,850

         3,500    Golden State Tobacco Securitization Corporation, California,
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39                                                    6/13 at 100.00      BBB            3,717,840

        33,150    Golden State Tobacco Securitization Corporation, California,
                   Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                   5.000%, 6/01/38 - AMBAC Insured                                    6/13 at 100.00      AAA           33,912,119

         9,000    Los Angeles Department of Water and Power, California, Waterworks
                   Revenue Refunding Bonds, Series 2001A, 5.125%, 7/01/41             7/11 at 100.00       AA            9,300,600

         4,000    Los Angeles Regional Airports Improvement Corporation, California,
                   Sublease Revenue Bonds, Los  Angeles International Airport,
                   American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
                   12/01/24 (Alternative Minimum Tax)                                12/12 at 102.00       B-            4,193,680

         8,000    Rancho Mirage Joint Powers Financing Authority, California,
                   Revenue Bonds, Eisenhower Medical Center, Series 2004,
                   5.625%, 7/01/34                                                    7/14 at 100.00       A3            8,401,440

         7,300    San Diego County, California, Certificates of Participation,
                   Burnham Institute, Series 1999,  6.250%, 9/01/29                   9/09 at 101.00     Baa3            7,679,673

         2,599    Yuba County Water Agency, California, Yuba River Development
                   Revenue Bonds, Pacific Gas and Electric Company, Series
                   1966A, 4.000%, 3/01/16                                            9/05 at 100.00      Baa3            2,598,870
----------------------------------------------------------------------------------------------------------------------------------
                  Colorado - 2.8%

         1,800    Colorado Educational and Cultural Facilities Authority, Charter
                   School Revenue Bonds, Peak-to-Peak Charter School, Series 2001,
                   7.625%, 8/15/31 (Pre-refunded to 8/15/11)                          8/11 at 100.00      AAA            2,227,554

         2,000    Colorado Health Facilities Authority, Revenue Bonds, Catholic
                   Health Initiatives, Series 2002A, 5.500%, 3/01/32                  3/12 at 100.00    AA***            2,233,320

           500    Colorado Health Facilities Authority, Revenue Bonds, Vail Valley
                   Medical Center, Series 2001,  5.750%, 1/15/22                      1/12 at 100.00      BBB              530,615

         2,580    Colorado Health Facilities Authority, Revenue Bonds, Sisters of
                   Charity Healthcare Systems Inc., Series 1994, 5.250%, 5/15/14      5/05 at 101.00       AA            2,609,954

        18,915    Denver, Colorado, Airport System Revenue Refunding Bonds, Series
                   2003B, 5.000%, 11/15/33 - XLCA Insured                            11/13 at 100.00      AAA           19,707,349

         5,000    E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
                   Series 2000A, 5.750%, 9/01/35 - MBIA Insured                       9/10 at 102.00      AAA            5,600,300

                  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
                   Series 2000B:
        39,700     0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured            9/10 at 31.42      AAA           10,337,086
        15,000     0.000%, 9/01/32 - MBIA Insured                                       No Opt. Call      AAA            3,812,100

        10,000    E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
                   Series 2004B, 0.000%, 3/01/36 - MBIA Insured                         No Opt. Call      AAA            1,858,800

         1,450    Northwest Parkway Public Highway Authority, Colorado, Revenue
                   Bonds, Senior Series 2001A, 5.500%, 6/15/19 - AMBAC Insured        6/11 at 102.00      AAA            1,626,683

         7,000    Northwest Parkway Public Highway Authority, Colorado, Revenue
                   Bonds, Senior Series 2001C, 0.000%, 6/15/21 - AMBAC Insured        6/16 at 100.00      AAA            5,736,010

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  District of Columbia - 1.8%

                  Washington Convention Center Authority, District of Columbia,
                   Senior Lien Dedicated Tax Revenue Bonds, Series 1998:
$        2,500     5.250%, 10/01/15 - AMBAC Insured                                  10/08 at 101.00      AAA    $       2,678,400
        32,115     4.750%, 10/01/28 - AMBAC Insured (DD, settling 5/02/05)           10/08 at 100.00      AAA           32,303,194
----------------------------------------------------------------------------------------------------------------------------------
                  Florida - 1.7%

         4,000    Escambia County Health Facilities Authority, Florida, Revenue
                   Bonds, Ascension Health Credit Group, Series 2002C,
                   5.750%, 11/15/32                                                  11/12 at 101.00       AA            4,391,920

        10,690    Jacksonville, Florida, Better Jacksonville Sales Tax Revenue
                   Bonds, Series 2001, 5.000%, 10/01/30 AMBAC Insured                10/11 at 100.00      AAA           11,078,368

         4,880    Lee County, Florida, Airport Revenue Bonds, Series 2000A,
                   6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured          10/10 at 101.00      AAA            5,447,593

         5,000    Orange County Health Facilities Authority, Florida, Hospital
                   Revenue Bonds, Orlando Regional Healthcare System, Series
                   1999E, 6.000%, 10/01/26                                           10/09 at 101.00        A            5,292,200

         8,250    Orange County School Board, Florida, Certificates of
                   Participation, Series 2002A, 5.000%, 8/01/27- MBIA Insured         8/12 at 100.00      AAA            8,598,315
----------------------------------------------------------------------------------------------------------------------------------
                  Georgia - 2.2%

         2,500    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series
                   2001A, 5.000%, 11/01/33 - MBIA Insured                             5/12 at 100.00      AAA            2,591,575

        10,040    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series
                   1999A, 5.000%, 11/01/38 - FGIC Insured                             5/09 at 101.00      AAA           10,332,867

         4,000    Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004,
                   5.250%, 10/01/39 - FSA Insured                                    10/14 at 100.00      AAA            4,290,120

                  Coffee County Hospital Authority, Georgia, Revenue Anticipation
                  Certificates, Coffee Regional Medical Center Inc., Series 1997A:
           900     6.250%, 12/01/06                                                     No Opt. Call   N/R***              942,525
        21,100     6.750%, 12/01/26 (Pre-refunded to 12/01/06)                       12/06 at 102.00   N/R***           22,660,345

         2,250    Royston Hospital Authority, Georgia, Revenue Anticipation
                   Certificates, Ty Cobb Healthcare System Inc. Project, Series
                   1999, 6.500%, 7/01/27                                              7/09 at 102.00      N/R            2,245,815
----------------------------------------------------------------------------------------------------------------------------------
                  Hawaii - 0.4%

         7,500    Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23
                   - MBIA Insured                                                     9/13 at 100.00      AAA            8,237,400
----------------------------------------------------------------------------------------------------------------------------------
                  Illinois - 11.4%

         2,060    Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,
                   6.375%, 1/01/20                                                    1/10 at 100.00       A+            2,259,120

        10,000    Chicago, Illinois, General Obligation Refunding Bonds, Series
                   2002A, 5.625%, 1/01/39 - AMBAC Insured                             7/12 at 100.00      AAA           11,115,900

         2,425    Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                   5.250%, 12/01/22 - AMBAC Insured                                  12/07 at 102.00      AAA            2,583,086

        15,000    Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                   0.000%, 12/01/24 - FGIC Insured                                      No Opt. Call      AAA            5,805,450

         5,000    Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund
                   Program, Series 2001, 5.375%, 7/01/18                              7/12 at 100.00    AA***            5,334,750

         1,125    Chicago Greater Metropolitan Sanitary District, Illinois,
                   General Obligation Capital Improvement Bonds, Series 1991,
                   7.000%, 1/01/11                                                      No Opt. Call      Aaa            1,306,192

         2,575    Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
                   Bonds, O'Hare International Airport, Series 2001C, 5.100%,
                   1/01/26 (Alternative Minimum Tax) - AMBAC Insured                  1/11 at 101.00      AAA            2,654,207

         3,020    Cook County High School District 209, Proviso Township, Illinois,
                   General Obligation Bonds, Series 2004, 0.000%,
                   12/01/19 - FSA Insured                                            12/16 at 100.00      AAA            2,834,934

         2,000    DuPage County Community School District 200, Wheaton, Illinois,
                   General Obligation Bonds, Series  2003B, 5.250%,
                   11/01/20 - FSA Insured                                            11/13 at 100.00      Aaa            2,199,920

         3,995    Illinois Development Finance Authority, Industrial Development
                   Revenue Bonds, Plano Molding Company, Series 1992, 7.750%,
                   6/01/12 (Alternative Minimum Tax)                                  6/05 at 100.00      N/R            3,995,479

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*   Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Illinois (continued)

$        5,000    Illinois Development Finance Authority, Gas Supply Revenue Bonds,
                   Peoples Gas, Light and Coke Company, Series 2003E, 4.875%,
                   11/01/38 (Alternative Minimum Tax) (Mandatory put 11/01/18)
                    - AMBAC Insured                                                  11/13 at 101.00      AAA    $       5,137,850

        28,030    Illinois Development Finance Authority, Local Government Program
                   Revenue Bonds, Kane, Cook and  DuPage Counties School District
                   U46 - Elgin, Series 2002, 0.000%, 1/01/19 - FSA Insured              No Opt. Call      Aaa           15,091,913

                  Illinois Development Finance Authority, Revenue Bonds,
                   Presbyterian Home of Lake Forest, Series 1996B:
         6,495     6.400%, 9/01/31 (Pre-refunded to 9/01/06)                          9/06 at 102.00      AAA            6,930,165
           990     6.400%, 9/01/31 - FSA Insured                                      9/06 at 102.00      AAA            1,052,489

         1,800    Illinois Development Finance Authority, Local Government Program
                   Revenue Bonds, Winnebago  and Boone Counties School District
                   205 - Rockford, Series 2000, 0.000%, 2/01/19 - FSA Insured           No Opt. Call      Aaa              961,614

         3,180    Illinois Development Finance Authority, Revenue Bonds, Chicago
                   Charter School Foundation, Series 2002A, 6.250%, 12/01/32         12/21 at 100.00      BBB            3,304,974

         8,000    Illinois Development Finance Authority, Revenue Bonds, Illinois
                   Wesleyan University, Series 2001, 5.125%,
                   9/01/35 - AMBAC Insured                                            9/11 at 100.00      AAA            8,311,920

         5,000    Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
                   Hospital, Series 2004A, 5.500%, 8/15/43                            8/14 at 100.00      AA+            5,361,500

        18,015    Illinois Health Facilities Authority, Revenue Bonds,
                   Rush-Presbyterian St. Luke's Medical Center                        5/05 at 101.00      AAA           18,205,599

                  Obligated Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

         4,350    Illinois Health Facilities Authority, Revenue Bonds, South
                   Suburban Hospital, Series 1992, 7.000%, 2/15/18                      No Opt. Call     A***            5,367,030

         8,145    Illinois Health Facilities Authority, Revenue Bonds, Sherman
                   Health Systems, Series 1997, 5.250%, 8/01/22 - AMBAC Insured       8/07 at 101.00      AAA            8,521,869

        15,000    Illinois Health Facilities Authority, Revenue Bonds, Condell
                   Medical Center, Series 2000, 6.500%, 5/15/30                       5/10 at 101.00     Baa2           16,116,450

        15,000    Illinois Health Facilities Authority, Revenue Bonds, Edward
                   Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34 -
                   FSA Insured                                                        2/11 at 101.00      AAA           15,767,700

         5,000    Illinois Sports Facility Authority, State Tax Supported Bonds,
                   Series 2001, 0.000%, 6/15/30 - AMBAC Insured                       6/15 at 101.00      AAA            4,099,150

                  Metropolitan Pier and Exposition Authority, Illinois, Revenue
                  Bonds, McCormick Place Expansion Project, Series 1992A:
        18,955     0.000%, 6/15/17 - FGIC Insured                                       No Opt. Call      AAA           11,115,022
        12,830     0.000%, 6/15/18 - FGIC Insured                                       No Opt. Call      AAA            7,144,257

                  Metropolitan Pier and Exposition Authority, Illinois, Revenue
                  Bonds, McCormick Place Expansion Project, Series 1994B:
         7,250     0.000%, 6/15/18 - MBIA Insured                                       No Opt. Call      AAA            4,037,090
         3,385     0.000%, 6/15/21 - MBIA Insured                                       No Opt. Call      AAA            1,610,312
         5,190     0.000%, 6/15/28 - MBIA Insured                                       No Opt. Call      AAA            1,701,749
        10,575     0.000%, 6/15/29 - FGIC Insured                                       No Opt. Call      AAA            3,296,439

                  Metropolitan Pier and Exposition Authority, Illinois, Revenue
                  Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
        16,550     0.000%, 12/15/21 - MBIA Insured                                      No Opt. Call      AAA            7,681,352
         1,650     5.250%, 6/15/27 - AMBAC Insured                                    6/06 at 102.00      AAA            1,715,423

                  Metropolitan Pier and Exposition Authority, Illinois, Revenue
                  Bonds, McCormick Place Expansion Project, Series 2002A:
        10,000     0.000%, 6/15/24 - MBIA Insured                                     6/22 at 101.00      AAA            6,047,300
        21,375     0.000%, 6/15/34 - MBIA Insured                                       No Opt. Call      AAA            5,130,000
        21,000     0.000%, 12/15/35 - MBIA Insured                                      No Opt. Call      AAA            4,668,930
        20,000     0.000%, 6/15/36 - MBIA Insured                                       No Opt. Call      AAA            4,332,200
        18,855     0.000%, 6/15/39 - MBIA Insured                                       No Opt. Call      AAA            3,483,461
         2,150     5.250%, 6/15/42 - MBIA Insured                                     6/12 at 101.00      AAA            2,309,337

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Illinois (continued)

                  Metropolitan Pier and Exposition Authority, Illinois, Revenue
                  Refunding Bonds, McCormick Place Expansion Project, Series 2002B:
$        3,000     0.000%, 6/15/20 - MBIA Insured                                     6/17 at 101.00      AAA    $       2,314,590
         2,950     0.000%, 6/15/21 - MBIA Insured                                     6/17 at 101.00      AAA            2,267,901

           935    Tri-City Regional Port District, Illinois, Port and Terminal
                   Facilities Revenue Refunding Bonds, Dock 2 Enhancement Project,
                   Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)              No Opt. Call      N/R              974,373

         1,150    Tri-City Regional Port District, Illinois, Port and Terminal
                   Facilities Revenue Refunding Bonds, Delivery Network Project,
                   Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)              No Opt. Call      N/R            1,159,994

         2,295    Will County Community School District 161, Summit Hill, Illinois,
                   Capital Appreciation School Bonds, Series 1999, 0.000%,
                   1/01/18 - FGIC Insured                                               No Opt. Call      Aaa            1,289,698
----------------------------------------------------------------------------------------------------------------------------------
                  Indiana - 4.7%

        10,000    Indiana Bond Bank, State Revolving Fund Program Bonds, Series
                   2001A, 5.375%, 2/01/19                                             2/13 at 101.00      AAA           11,144,900

         2,000    Indiana Health Facility Financing Authority, Hospital Revenue
                   Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%,
                   3/01/34 - AMBAC Insured                                            3/14 at 100.00      AAA            2,153,540

        10,520    Indiana Health Facility Financing Authority, Hospital Revenue
                   Bonds, Sisters of St. Francis Health Services Inc., Series 1997A,
                   5.375%, 11/01/27 - MBIA Insured                                   11/07 at 102.00      AAA           11,178,973

        17,105    Indiana Health Facility Financing Authority, Hospital Revenue
                   Bonds, Clarian Health Partners Inc., Series 1996A,
                   6.000%, 2/15/21                                                    2/07 at 102.00      AA-           18,027,473

        20,000    Indiana Transportation Finance Authority, Highway Revenue Bonds,
                   Series 2003A, 5.000%, 6/01/28 - FSA Insured                        6/13 at 100.00      AAA           20,929,200

                  Indianapolis Local Public Improvement Bond Bank, Indiana,
                  Series 1999E:
        12,500     0.000%, 2/01/21 - AMBAC Insured                                      No Opt. Call      AAA            5,929,500
        14,595     0.000%, 2/01/27 - AMBAC Insured                                      No Opt. Call      AAA            4,931,651

         5,000    Mooresville School Building Corporation, Morgan County, Indiana,
                   First Mortgage Bonds, Series 1998, 5.000%, 7/15/15 - FSA Insured   1/09 at 102.00      AAA            5,346,200

        13,100    Noblesville, Indiana, Revenue Bonds, Catholic High School
                   Corporation, Series 2003, 5.750%,  7/01/22                         7/13 at 101.00      N/R           13,672,601
----------------------------------------------------------------------------------------------------------------------------------
                  Iowa - 0.5%

         3,500    Iowa Higher Education Loan Authority, Private College Facility
                   Revenue Bonds, Wartburg College, Series 2002, 5.500%,
                   10/01/33 - ACA Insured                                            10/12 at 100.00        A            3,710,700

         5,820    Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
                   Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35                6/11 at 101.00      BBB            5,539,825
----------------------------------------------------------------------------------------------------------------------------------
                  Kansas - 0.5%

        10,000    Kansas Department of Transportation, Highway Revenue Bonds,
                   Series 2004A, 5.000%, 3/01/22                                      3/14 at 100.00      AA+           10,703,300
----------------------------------------------------------------------------------------------------------------------------------
                  Kentucky - 0.1%

         1,755    Greater Kentucky Housing Assistance Corporation, FHA-Insured
                   Section 8 Mortgage Revenue Refunding Bonds, Series 1997A,
                   6.100%, 1/01/24 - MBIA Insured                                     7/05 at 100.00      AAA            1,756,931
----------------------------------------------------------------------------------------------------------------------------------
                  Louisiana - 1.9%

         1,000    East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds,
                   Georgia Pacific Corporation Project, Series 1998, 5.350%,
                   9/01/11 (Alternative Minimum Tax)                                  3/08 at 102.00      Ba3            1,000,770

        13,385    Louisiana Public Facilities Authority, Hospital Revenue
                   Refunding Bonds, Southern Baptist Hospital, Series 1986,
                   8.000%, 5/15/12                                                    5/05 at 100.00      AAA           15,583,620

        20,880    Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39       5/11 at 101.00      BBB           20,787,919
----------------------------------------------------------------------------------------------------------------------------------
                  Maryland - 1.0%

        10,900    Maryland Community Development Administration, Residential
                   Revenue Bonds, Series 1997B, 5.875%, 9/01/25
                   (Alternative Minimum Tax)                                          3/07 at 101.50      Aa2           11,269,510

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Maryland (continued)

$        3,500    Maryland Energy Financing Administration, Revenue Bonds, AES
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                   Minimum Tax)                                                       9/05 at 102.00      N/R    $       3,577,595

         4,600    Maryland Health and Higher Educational Facilities Authority,
                   Revenue Bonds, Medstar Health, Series 2004, 5.500%, 8/15/33        8/14 at 100.00     Baa1            4,743,060
----------------------------------------------------------------------------------------------------------------------------------
                  Massachusetts - 2.8%

        10,000    Massachusetts Bay Transportation Authority, Senior Sales Tax
                   Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32             7/12 at 100.00      AAA           10,408,700

           110    Massachusetts Municipal Wholesale Electric Company, Power Supply
                   System Revenue Bonds, Nuclear Project 6, Series 1987A, 8.750%,
                   7/01/18 (Pre-refunded to 7/01/05)                                  7/05 at 100.00      Aaa              111,162

         1,720    Massachusetts Development Finance Agency, Resource Recovery
                   Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
                   5.100%, 12/01/12 (Alternative Minimum Tax)                        12/08 at 102.00      BBB            1,732,384

         4,000    Massachusetts Health and Educational Facilities Authority, Revenue
                   Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%,
                   11/15/31 - RAAI Insured                                           11/11 at 101.00       AA            4,198,240

                  Massachusetts Health and Educational Facilities Authority, Revenue
                  Bonds, Northern Berkshire Community Services Inc., Series 2004B:
         1,340     6.250%, 7/01/24                                                    7/14 at 100.00       BB            1,346,352
         1,000     6.375%, 7/01/34                                                    7/14 at 100.00       BB            1,006,640

        16,400    Massachusetts Turnpike Authority, Metropolitan Highway System
                   Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                   MBIA Insured                                                       1/07 at 102.00      AAA           16,771,132

         8,000    Massachusetts Turnpike Authority, Metropolitan Highway System
                   Revenue Bonds, Subordinate Series 1997B, 5.125%,
                   1/01/37 - MBIA Insured                                             1/07 at 102.00      AAA            8,353,280

         5,000    Massachusetts Turnpike Authority, Metropolitan Highway System
                   Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39
                   - AMBAC Insured                                                    1/09 at 101.00      AAA            5,130,450

                  Massachusetts Water Pollution Abatement Trust, Pooled Loan
                  Program Bonds, Series 6:
         1,750     5.500%, 8/01/30 (Pre-refunded to 8/01/10)                          8/10 at 101.00      AAA            1,959,633
         4,250     5.500%, 8/01/30                                                    8/10 at 101.00      AAA            4,647,120
----------------------------------------------------------------------------------------------------------------------------------
                  Michigan - 6.3%

         6,000    Dearborn Hospital Finance Authority, Michigan, Hospital Revenue
                   Refunding Bonds, Oakwood Obligated  Group, Series 1994A,
                   5.250%, 8/15/21 - MBIA Insured                                     8/05 at 101.00      AAA            6,129,180

        10,390    Detroit Local Development Finance Authority, Michigan, Tax
                   Increment Bonds, Series 1998A, 5.500%, 5/01/21                     5/09 at 101.00      BB-            9,768,678

        14,000    Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
                   Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured                7/15 at 100.00      AAA           14,711,340

         1,400    Detroit, Michigan, Sewerage Disposal System Revenue Refunding
                   Bonds, Series 1995B, 5.250%, 7/01/15 (Pre-refunded to 7/01/05)
                   - MBIA Insured                                                     7/05 at 101.00      AAA            1,420,230

         5,240    Michigan Municipal Bond Authority, Clean Water Revolving Fund
                  Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/19             10/12 at 100.00      AAA            5,753,887

                  Michigan Municipal Bond Authority, Public School Academy Revenue
                  Bonds, Detroit Academy of Arts and Sciences Charter School,
                  Series 2001A:
         1,900     7.500%, 10/01/12                                                  10/09 at 102.00      Ba1            2,021,239
         5,000     7.900%, 10/01/21                                                  10/09 at 102.00      Ba1            5,389,300
         3,500     8.000%, 10/01/31                                                  10/09 at 102.00      Ba1            3,771,775

                  Michigan State Hospital Finance Authority, Revenue Refunding
                  Bonds, Detroit Medical Center Obligated Group, Series 1993A:
         1,000     6.250%, 8/15/13                                                    8/05 at 100.00      Ba3            1,000,750
        12,925     6.500%, 8/15/18                                                    8/05 at 100.00      Ba3           12,936,891

        22,235    Michigan State Hospital Finance Authority, Hospital Revenue
                   Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                   5.250%, 8/15/28                                                    8/08 at 101.00      Ba3           19,573,026

         9,805    Michigan Housing Development Authority, Rental Housing Revenue
                   Bonds, Series 1995B, 6.150%, 10/01/15 - MBIA Insured               6/05 at 102.00      AAA           10,014,729

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Michigan (continued)

$       25,000    Michigan Strategic Fund, Collateralized Limited Obligation
                   Pollution Control Revenue Refunding Bonds, Detroit Edison
                   Company, Series 1995AA, 6.400%, 9/01/25 - MBIA Insured             9/05 at 102.00      AAA    $      25,778,500

         7,200    Michigan Strategic Fund, Limited Obligation Resource Recovery
                   Revenue Refunding Bonds, Detroit Edison Company, Series 2002D,
                   5.250%, 12/15/32 - XLCA Insured                                   12/12 at 100.00      AAA            7,612,128
----------------------------------------------------------------------------------------------------------------------------------
                  Minnesota - 0.1%

         1,750    Breckenridge, Minnesota, Revenue Bonds, Catholic Health
                  Initiatives, Series 2004A, 5.000%, 5/01/30                          5/14 at 100.00       AA            1,826,055

           480    Minnesota Housing Finance Agency, Rental Housing Bonds, Series
                   1995D, 5.900%, 8/01/15 - MBIA Insured                              8/05 at 102.00      AAA              490,114
----------------------------------------------------------------------------------------------------------------------------------
                  Missouri - 2.7%

         2,000    Missouri-Illinois Metropolitan District Bi-State Development
                   Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                   Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
                   FSA Insured                                                       10/13 at 100.00      AAA            2,094,100

        40,000    Missouri Health and Educational Facilities Authority, Revenue
                   Bonds, BJC Health System, Series 2003, 5.250%, 5/15/32             5/13 at 100.00       AA           42,290,000

         4,000    Sugar Creek, Missouri, Industrial Development Revenue Bonds,
                   Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                   (Alternative Minimum Tax)                                          6/13 at 101.00      BBB            4,144,960

                  West Plains Industrial Development Authority, Missouri, Hospital
                  Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
         1,750     5.500%, 11/15/12                                                  11/07 at 101.00      BB+            1,770,598
         1,000     5.600%, 11/15/17                                                  11/07 at 101.00      BB+              988,540

         3,075    West Plains Industrial Development Authority, Missouri, Hospital
                   Facilities Revenue Bonds, Ozark Medical Center, Series 1999,
                   6.750%, 11/15/24                                                  11/09 at 101.00      BB+            3,174,845
----------------------------------------------------------------------------------------------------------------------------------
                  Montana - 0.2%

         3,750    Forsyth, Rosebud County, Montana, Pollution Control Revenue
                   Refunding Bonds, Puget Sound Energy, Series 2003A, 5.000%,
                   3/01/31 - AMBAC Insured                                            3/13 at 101.00      AAA            3,909,713
----------------------------------------------------------------------------------------------------------------------------------
                  Nevada - 1.8%

         2,500    Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe
                   Hospital, Series 2003A, 5.125%, 9/01/29 - RAAI Insured             9/13 at 100.00       AA            2,595,150

                  Director of Nevada State Department of Business and Industry,
                  Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                  2000:
        15,095     0.000%, 1/01/24 - AMBAC Insured                                      No Opt. Call      AAA            6,063,360
        11,000     0.000%, 1/01/25 - AMBAC Insured                                      No Opt. Call      AAA            4,168,340
         2,000     5.625%, 1/01/32 - AMBAC Insured                                    1/10 at 102.00      AAA            2,197,400
        19,510     5.375%, 1/01/40 - AMBAC Insured                                    1/10 at 100.00      AAA           20,684,502
----------------------------------------------------------------------------------------------------------------------------------
                  New Jersey - 4.2%

        23,625    New Jersey Economic Development Authority, Special Facilities
                   Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%,
                   9/15/29 (Alternative Minimum Tax)                                  9/09 at 101.00        B           19,174,995

         9,000    New Jersey Economic Development Authority, Special Facilities
                   Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%,
                    11/15/30 (Alternative Minimum Tax)                               11/10 at 101.00        B            7,920,630

                  New Jersey Health Care Facilities Financing Authority, Revenue
                  Bonds, Trinitas Hospital Obligated Group, Series 2000:
           250     7.375%, 7/01/15                                                    7/10 at 101.00     BBB-              285,848
        11,200     7.500%, 7/01/30                                                    7/10 at 101.00     BBB-           12,588,688

         7,500    New Jersey Transportation Trust Fund Authority, Transportation
                   System Bonds, Series 2003C, 5.500%, 6/15/24
                   (Pre-refunded to 6/15/13)                                          6/13 at 100.00      AAA            8,580,750

                  New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
         1,490     6.500%, 1/01/16 - MBIA Insured                                       No Opt. Call      AAA            1,792,053
           415     6.500%, 1/01/16 - MBIA Insured                                       No Opt. Call      AAA              503,129

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  New Jersey (continued)

$       26,680    Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42        6/12 at 100.00      BBB    $      26,867,027

         6,250    Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                   Settlement Asset-Backed Bonds, Series 2003, 6.250%, 6/01/43        6/13 at 100.00      BBB            6,362,563
----------------------------------------------------------------------------------------------------------------------------------
                  New Mexico - 0.6%

         1,500    University of New Mexico, Revenue Refunding Bonds, Series 1992A,
                   6.000%, 6/01/21                                                      No Opt. Call       AA            1,794,255

         9,600    University of New Mexico, Subordinate Lien Revenue Refunding and
                   Improvement Bonds, Series 2002A, 5.000%, 6/01/32                   6/12 at 100.00       AA            9,958,368
----------------------------------------------------------------------------------------------------------------------------------
                  New York - 15.7%

         5,360    East Rochester Housing Authority, New York, FHA-Insured Mortgage
                   Revenue Bonds, St. John's Meadows Project, Series 1997A, 5.600%,
                   8/01/17 - MBIA Insured                                             8/07 at 102.00      AAA            5,764,144

        11,000    Long Island Power Authority, New York, Electric System General
                   Revenue Bonds, Series 1998A, 5.250%, 12/01/26 - MBIA Insured       6/08 at 101.00      AAA           11,674,080

        15,500    Long Island Power Authority, New York, Electric System General
                   Revenue Bonds, Series 2001A, 5.375%, 9/01/25                       9/11 at 100.00       A-           16,712,565

        39,610    New York City, New York, General Obligation Bonds, Fiscal
                  Series 1997G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)          10/07 at 101.00      Aaa           42,938,824

                  New York City, New York, General Obligation Bonds, Fiscal
                  Series 1997E:
         8,130     6.000%, 8/01/16 (Pre-refunded to 8/01/06)                          8/06 at 101.50    A1***            8,580,158
         1,870     6.000%, 8/01/16                                                    8/06 at 101.50       A1            1,959,480

                  New York City, New York, General Obligation Bonds, Fiscal
                  Series 2003J:
        15,000     5.500%, 6/01/21                                                    6/13 at 100.00       A1           16,341,150
        10,000     5.500%, 6/01/22                                                    6/13 at 100.00       A1           10,865,500

         5,000    New York City, New York, General Obligation Bonds, Fiscal Series
                  1996G, 5.750%, 2/01/14 (Pre-refunded to 2/01/06)                    2/06 at 101.50    A1***            5,190,600

                  New York City, New York, General Obligation Bonds, Fiscal
                  Series 2004C:
         8,000     5.250%, 8/15/24                                                    8/14 at 100.00       A1           8,579,920
         6,000     5.250%, 8/15/25                                                    8/14 at 100.00       A1           6,458,760

                  New York City, New York, General Obligation Bonds, Fiscal
                  Series 1998D:
           765     5.500%, 8/01/10 (Pre-refunded to 8/01/07)                          8/07 at 101.00    A1***              816,263
        12,630     5.500%, 8/01/10                                                    8/07 at 101.00       A1           13,324,650

                  New York City Municipal Water Finance Authority, New York, Water
                  and Sewerage System Revenue Bonds, Fiscal Series 1996B:
         5,280     5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured           6/06 at 101.00      AAA            5,512,373
         9,720     5.750%, 6/15/26 - MBIA Insured                                     6/06 at 101.00      AAA           10,146,319

         5,500    New York City Municipal Water Finance Authority, New York, Water
                   and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%,
                   6/15/36 - FSA Insured                                             12/14 at 100.00      AAA            5,775,825

        10,000    New York City Industrial Development Agency, New York, Special
                   Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                   Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)            8/12 at 101.00      CCC            8,975,200

         5,200    Dormitory Authority of the State of New York, Lease Revenue Bonds,
                  Court Facilities, Series 1999, 6.000%, 5/15/39                      5/10 at 101.00        A            5,753,488

         8,500    Dormitory Authority of the State of New York, FHA-Insured
                   Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                   5.050%, 2/15/25                                                    2/14 at 100.00      AAA            8,962,825

                  Dormitory Authority of the State of New York, Improvement
                  Revenue Bonds, Mental Health Services Facilities, Series 1999D:
         6,490     5.250%, 2/15/29 (Pre-refunded to 8/15/09)                          8/09 at 101.00   AA-***            7,120,049
            65     5.250%, 2/15/29 (Pre-refunded to 8/15/09)                          8/09 at 101.00   AA-***               71,310
           445     5.250%, 2/15/29                                                    8/09 at 101.00      AA-              464,647

         7,130    New York State Medical Care Facilities Finance Agency,
                   FHA-Insured Mortgage Revenue Bonds, St.Luke's-Roosevelt
                   Hospital Center, Series 1993A, 5.600%, 8/15/13                     8/05 at 100.00      AAA            7,316,093

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  New York (continued)

$        8,500    New York State Power Authority, General Revenue Bonds, Series
                   2000A, 5.250%,11/15/40                                            11/10 at 100.00      Aa2    $       9,067,035

                  Dormitory Authority of the State of New York, Revenue Bonds,
                  Mount Sinai NYU Health Obligated Group, Series 2002C:
         4,350     5.750%, 7/01/13 (Optional put 7/01/05)                               No Opt. Call     BBB-            4,353,611
         7,500     6.000%, 7/01/26                                                    7/05 at 100.00     BBB-            7,508,250

         2,500    Port Authority of New York and New Jersey, Special Project Bonds,
                   JFK International Air Terminal LLC, Sixth Series 1997, 6.250%,
                   12/01/10 (Alternative Minimum Tax) - MBIA Insured                    No Opt. Call      AAA            2,813,075

                  New York State Tobacco Settlement Financing Corporation,
                  Tobacco Settlement Asset-Backed and State Contingency Contract
                  -Backed Bonds, Series 2003A-1:
        10,000     5.500%, 6/01/17                                                    6/11 at 100.00      AA-           11,010,100
        26,190     5.500%, 6/01/18                                                    6/12 at 100.00      AA-           29,130,875
        33,810     5.500%, 6/01/19                                                    6/13 at 100.00      AA-           37,692,064
----------------------------------------------------------------------------------------------------------------------------------
                  North Carolina - 0.9%

         1,500    Charlotte, North Carolina, Certificates of Participation,
                   Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33    6/13 at 100.00      AA+            1,560,540

         2,500    North Carolina Eastern Municipal Power Agency, Power System
                   Revenue Refunding Bonds, Series 2003D, 5.125%, 1/01/26             1/13 at 100.00      BBB            2,563,575

         1,105    North Carolina Eastern Municipal Power Agency, Power System
                   Revenue Refunding Bonds, Series 1996A, 5.700%, 1/01/13 -
                   MBIA Insured                                                       1/07 at 102.00      AAA            1,174,295

        10,000    North Carolina Municipal Power Agency 1, Catawba Electric
                   Revenue Bonds, Series 1999B, 6.500%, 1/01/20                       1/10 at 101.00       A3           11,208,600

         1,500    North Carolina Infrastructure Finance Corporation, Certificates
                   of Participation, Correctional Facilities, Series 2004A,
                   5.000%, 2/01/20                                                    2/14 at 100.00      AA+            1,590,330
----------------------------------------------------------------------------------------------------------------------------------
                  Ohio - 0.2%

         3,000    Columbus City School District, Franklin County, Ohio, General
                  Obligation Bonds, Series 2003, 5.000%, 12/01/31 - FGIC Insured      6/13 at 100.00      AAA            3,141,030
----------------------------------------------------------------------------------------------------------------------------------
                  Oklahoma - 1.0%

         4,450    Central Oklahoma Transportation and Parking Authority, Oklahoma
                   City, Parking System Revenue Refunding Bonds, Series 1996,
                   5.250%, 7/01/16 - FSA Insured                                      7/06 at 100.00      AAA            4,568,192

        15,000    Oklahoma Development Finance Authority, Revenue Bonds, St. John
                  Health System, Series 2004, 5.125%, 2/15/31                         2/14 at 100.00       AA           15,492,000
----------------------------------------------------------------------------------------------------------------------------------
                  Oregon - 0.1%

         2,500    Clackamas County Hospital Facility Authority, Oregon, Revenue
                   Refunding Bonds, Legacy Health System, Series 2001,
                   5.250%, 5/01/21                                                    5/11 at 101.00       AA            2,658,900
----------------------------------------------------------------------------------------------------------------------------------
                  Pennsylvania - 1.8%

         5,955    Pennsylvania Convention Center Authority, Revenue Refunding Bonds,
                   Series 1994A, 6.750%, 9/01/19                                      9/05 at 101.00      BBB            6,089,166

         4,500    Pennsylvania Higher Educational Facilities Authority, Revenue
                   Bonds, University of Pennsylvania, Series 1998, 4.500%, 7/15/21    7/08 at 100.00       AA            4,534,785

         6,500    Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
                   Series 2004A, 5.500%, 12/01/31 - AMBAC Insured                    12/14 at 100.00      AAA            7,222,345

         8,000    Philadelphia School District, Pennsylvania, General Obligation
                   Bonds, Series 2004D, 5.125%, 6/01/34 - FGIC Insured                6/14 at 100.00      AAA            8,435,200

        10,075    State Public School Building Authority, Pennsylvania, Lease
                   Revenue Bonds, Philadelphia School District Project, Series
                   2003, 5.000%, 6/01/33 - FSA Insured                                6/13 at 100.00      AAA           10,481,627
----------------------------------------------------------------------------------------------------------------------------------
                  Puerto Rico - 1.1%

         5,000    Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%,
                   7/01/19 - MBIA Insured                                             7/10 at 100.00      AAA            5,549,600

        10,000    Puerto Rico Infrastructure Financing Authority, Special
                   Obligation Bonds, Series 2000A, 5.500%, 10/01/40                  10/10 at 101.00      AAA           10,913,300

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Puerto Rico (continued)

$        5,450    Puerto Rico Industrial, Tourist, Educational, Medical and
                   Environmental Control Facilities Financing Authority,
                   Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%,
                   6/01/26 (Alternative Minimum Tax)                                  6/10 at 101.00     Baa3    $       5,921,480
----------------------------------------------------------------------------------------------------------------------------------
                  Rhode Island - 1.1%

         6,250    Rhode Island Health and Educational Building Corporation,
                   Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                   Series 1996, 5.250%, 5/15/26 - MBIA Insured                        5/07 at 102.00      AAA            6,579,313

        16,000    Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42       6/12 at 100.00      BBB           16,130,720
----------------------------------------------------------------------------------------------------------------------------------
                  South Carolina - 2.5%

         7,000    Dorchester County School District 2, South Carolina, Installment
                   Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/29     12/14 at 100.00        A            7,321,650

         3,000    Myrtle Beach, South Carolina, Hospitality and Accommodation Fee
                   Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured        6/14 at 100.00      AAA            3,132,840

         8,475    Piedmont Municipal Power Agency, South Carolina, Electric
                   Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25                No Opt. Call      BBB            8,474,661

        20,750    South Carolina JOBS Economic Development Authority, Economic
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002A, 5.625%, 11/15/30                                    11/12 at 100.00       A-           21,830,452

         8,000    South Carolina JOBS Economic Development Authority, Hospital
                   Revenue Bonds, Palmetto Health  Alliance, Series 2000A, 7.375%,
                   12/15/21 (Pre-refunded to 12/15/10)                               12/10 at 102.00  Baa2***            9,803,840

           110    Tobacco Settlement Revenue Management Authority, South Carolina,
                   Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%,
                   5/15/22                                                            5/11 at 101.00      BBB              111,793
----------------------------------------------------------------------------------------------------------------------------------
                  Tennessee - 0.3%

                  Knox County Health, Educational and Housing Facilities Board,
                  Tennessee, Hospital Revenue Bonds, Baptist Health System of East
                  Tennessee Inc., Series 2002:
         3,000     6.375%, 4/15/22                                                    4/12 at 101.00     Baa3            3,096,690
         2,500     6.500%, 4/15/31                                                    4/12 at 101.00     Baa3            2,594,450
----------------------------------------------------------------------------------------------------------------------------------
                  Texas - 5.8%

        13,000    Alliance Airport Authority, Texas, Special Facilities Revenue
                   Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                   (Alternative Minimum Tax)                                          6/05 at 100.00      CCC           10,202,140

         1,900    Alliance Airport Authority, Texas, Special Facilities Revenue
                   Bonds, FedEx Inc., Series 1996, 6.375%, 4/01/21
                   (Alternative Minimum Tax)                                          4/06 at 102.00      BBB            1,991,770

        24,265    Austin, Texas, Combined Utility System Revenue Refunding Bonds,
                   Series 1992A, 12.500%, 11/15/07 -MBIA Insured                        No Opt. Call      AAA           29,818,288

         5,110    Brazos River Authority, Texas, Pollution Control Revenue
                   Refunding Bonds, TXU Electric Company,Series 1999C, 7.700%,
                   3/01/32 (Alternative Minimum Tax)(a)                               4/13 at 101.00      BBB            6,095,055

         4,000    Central Texas Regional Mobility Authority, Travis and Williamson
                   Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/35
                   - FGIC Insured                                                     1/15 at 100.00      AAA            4,153,600

           235    Corpus Christi Housing Finance Corporation, Texas, Single Family
                   Mortgage Senior Revenue Refunding Bonds, Series 1991A, 7.700%,
                   7/01/11 - MBIA Insured                                             7/05 at 100.00      AAA              235,590

         2,700    Harris County-Houston Sports Authority, Texas, Senior Lien
                   Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured      11/11 at 100.00      AAA            2,846,475

        10,045    Houston, Texas, Subordinate Lien Airport System Revenue Bonds,
                   Series 2000A, 5.875%, 7/01/16 (Alternative Minimum Tax)
                   - FSA Insured                                                      7/10 at 100.00      AAA           10,967,935

        23,565    Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                   Convention and Entertainment Project, Series 2001B, 0.000%,
                   9/01/29 - AMBAC Insured                                              No Opt. Call      AAA            6,950,261

                  Irving Independent School District, Texas, Unlimited Tax School
                   Building Bonds, Series 1997:
         5,685     0.000%, 2/15/10                                                      No Opt. Call      AAA            4,804,678
         3,470     0.000%, 2/15/11                                                      No Opt. Call      AAA            2,804,281

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Texas (continued)

$       22,060    Leander Independent School District, Williamson and Travis
                   Counties, Texas, Unlimited Tax School Building and Refunding
                   Bonds, Series 2000, 0.000%, 8/15/27                                 8/09 at 31.45      AAA    $       5,802,001

         6,000    Matagorda County Navigation District 1, Texas, Revenue Bonds,
                   Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29 (Mandatory
                   put 4/01/08)                                                       4/08 at 102.00     BBB-            6,625,260

         3,250    Midland, Texas, Tax and Limited Pledge Revenue Bonds,
                   Certificates of Obligation, Series 2000, 6.100%, 3/01/27
                   - FGIC Insured                                                     3/10 at 100.00      AAA            3,607,695

         5,000    Port Corpus Christi Industrial Development Corporation, Texas,
                   Environmental Facilities Revenue Bonds, Citgo Petroleum
                   Corporation, Series 2003, 8.250%, 11/01/31
                   (Alternative Minimum Tax)                                          5/07 at 102.00      Ba2            5,371,450

         5,000    Port Corpus Christi Industrial Development Corporation, Texas,
                   Revenue Refunding Bonds, Valero Refining and Marketing Company
                   Project, Series 1997A, 5.400%, 4/01/18                             4/08 at 102.00     BBB-            5,136,550

         5,000    Richardson Hospital Authority, Texas, Revenue Bonds, Richardson
                   Regional Medical Center, Series 2004, 6.000%, 12/01/34            12/13 at 100.00      BBB            5,292,800

         2,000    Sabine River Authority, Texas, Pollution Control Revenue
                   Refunding Bonds, TXU Electric Company, Series 2003A,
                   5.800%, 7/01/22                                                    7/13 at 101.00      BBB            2,149,140
----------------------------------------------------------------------------------------------------------------------------------
                  Utah - 1.2%

        12,000    Intermountain Power Agency, Utah, Power Supply Revenue Refunding
                   Bonds, Series 1996D, 5.000%, 7/01/21                               7/06 at 102.00       A+           12,313,920

         5,000    Intermountain Power Agency, Utah, Power Supply Revenue Refunding
                   Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured                7/07 at 102.00      AAA            5,370,100

         3,700    Utah State Board of Regents, Utah State University, Revenue Bonds,
                   Series 2004, 5.000%, 4/01/35 - MBIA Insured                        4/14 at 100.00      AAA            3,871,976

         2,485    Utah Housing Finance Agency, Single Family Mortgage Bonds,
                   Series 1998G-2, Class I, 5.200%, 7/01/30 (Alternative
                   Minimum Tax)                                                       1/10 at 101.50      AAA            2,534,899
----------------------------------------------------------------------------------------------------------------------------------
                  Virgin Islands - 0.1%

         2,500    Virgin Islands Public Finance Authority, Refinery Revenue Bonds,
                   Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative
                   Minimum Tax)                                                       1/14 at 100.00      BBB            2,743,675
----------------------------------------------------------------------------------------------------------------------------------
                  Virginia - 1.0%

         4,125    Metropolitan Washington D.C. Airports Authority, Airport System
                   Revenue Bonds, Series 2002A, 5.750%, 10/01/16 (Alternative
                   Minimum Tax) - FGIC Insured                                       10/12 at 100.00      AAA            4,580,276

        15,000    Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                   Bonds, Route 895 Connector Toll Road, Series 1998A,
                   0.000%, 8/15/30                                                     8/08 at 28.38       BB            3,325,650

        19,400    Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                   Bonds, Route 895 Connector Toll Road, Series 1998B, 0.000%,
                   8/15/33 (DD1, settling 5/02/05)                                     8/08 at 23.55       BB            3,558,154

         3,245    Virginia Housing Development Authority, Multifamily Housing
                   Bonds, Series 1997E, 5.600%, 11/01/17 (Alternative Minimum Tax)    1/08 at 102.00      AA+            3,367,791

         5,935    Virginia Public Building Authority, State Building Revenue
                   Refunding Bonds, Series 1996A, 5.000%, 8/01/13 (Pre-refunded
                   to 8/01/05)                                                        8/05 at 101.00   AA+***            6,031,321
----------------------------------------------------------------------------------------------------------------------------------
                  Washington - 2.1%

         6,400    Cowlitz County Public Utilities District 1, Washington, Electric
                   Production Revenue Bonds, Series 2004, 5.000%, 9/01/34
                   - FGIC Insured                                                     9/14 at 100.00      AAA            6,663,744

        12,500    Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                   Columbia Generating Station, Nuclear Project 2, Series 2002B,
                   6.000%, 7/01/18 - AMBAC Insured                                    7/12 at 100.00      AAA           14,308,500

         4,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                   Nuclear Project 3, Series 2003A, 5.500%, 7/01/17                   7/13 at 100.00      Aaa            4,413,040

         3,700    Washington State Tobacco Settlement Authority, Tobacco
                   Settlement Asset-Backed Revenue Bonds, Series 2002,
                   6.625%, 6/01/32                                                    6/13 at 100.00      BBB            3,865,723

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Washington (continued)

                  Washington, Motor Vehicle Fuel Tax General Obligation Bonds,
                   Series 2002-03C:
$        7,000     0.000%, 6/01/29 - MBIA Insured                                       No Opt. Call      AAA    $       2,101,960
        16,195     0.000%, 6/01/30 - MBIA Insured                                       No Opt. Call      AAA            4,600,190

         8,200    Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 3, Series 1989B, 0.000%, 7/01/14                     No Opt. Call      Aaa            5,540,654
----------------------------------------------------------------------------------------------------------------------------------
                  Wisconsin - 2.5%

                  Badger Tobacco Asset Securitization Corporation, Wisconsin,
                  Tobacco Settlement Asset-Backed Bonds, Series 2002:
         8,600    6.125%, 6/01/27                                                     6/12 at 100.00      BBB            8,792,554
        10,885    6.375%, 6/01/32                                                     6/12 at 100.00      BBB           11,126,643

         6,000    Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
                   Bonds, Public Schools, Series 2003A, 5.125%,
                   8/01/22 - AMBAC Insured                                            8/13 at 100.00      AAA            6,398,520

        11,800    Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Aurora Healthcare Inc., Series 1997, 5.250%,
                   8/15/27 - MBIA Insured                                             8/07 at 102.00      AAA           12,463,160

         3,750    Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Wheaton Franciscan Services Inc., Series 2002,
                   5.750%, 8/15/30                                                    2/12 at 101.00        A            3,991,350

         6,000    Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Franciscan Sisters of Christian Charity Healthcare
                   Ministry, Series 2003A, 5.875%, 9/01/33                            9/13 at 100.00       A-            6,389,760
----------------------------------------------------------------------------------------------------------------------------------

$    2,196,579    Total Long-Term Investments (cost $1,817,470,893) - 98.5%                                          1,963,963,992
==============--------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 1.5%                                                                  29,556,138
                  ----------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                              $   1,993,520,130
                  ================================================================================================================

        * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

       **   Ratings: Using the higher of Standard & Poor's or Moody's rating.

      *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

      N/R   Investment is not rated.

     (DD)   Portion of security purchased on a delayed delivery basis.

    (DD1)   Security purchased on a delayed delivery basis.

      (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Municipal Income Fund, Inc. (NMI)

        Portfolio of
                Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Alabama - 0.8%

$          690    Phenix City Industrial Development Board, Alabama, Environmental
                   Improvement Revenue Bonds, MeadWestvaco Corporation, Series
                   2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)                   5/12 at 100.00      BBB    $         746,290
----------------------------------------------------------------------------------------------------------------------------------
                  California - 17.9%

         5,530    Adelanto School District, San Bernardino County, California,
                   General Obligation Bonds, Series 1997A, 0.000%,
                   9/01/22 - MBIA Insured                                               No Opt. Call      AAA            2,442,048

                  Brea Olinda Unified School District, California, General
                   Obligation Bonds, Series 1999A:
         2,000     0.000%, 8/01/21 - FGIC Insured                                       No Opt. Call      AAA              938,960
         2,070     0.000%, 8/01/22 - FGIC Insured                                       No Opt. Call      AAA              919,867
         2,120     0.000%, 8/01/23 - FGIC Insured                                       No Opt. Call      AAA              890,866

           219    California Pollution Control Financing Authority, Solid Waste
                   Disposal Revenue Bonds, CanFibre of Riverside, Series 1997A,
                   9.000%, 7/01/19 (Alternative Minimum Tax) #                        7/07 at 102.00      N/R               28,435

           500    California, General Obligation Bonds, Series 2004,
                   5.200%, 4/01/26                                                    4/14 at 100.00        A              532,085

         3,000    California State Public Works Board, Lease Revenue Bonds,
                   Department of Mental Health, Coalinga State Hospital, Series
                   2004A, 5.000%, 6/01/25                                             6/14 at 100.00       A-            3,173,850

         1,000    California Statewide Community Development Authority, Revenue
                   Bonds, Daughters of Charity Health System, Series 2005A,
                   5.000%, 7/01/39                                                    7/15 at 100.00     BBB+            1,009,780

         1,150    Foothill/Eastern Transportation Corridor Agency, California,
                   Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                   (Pre-refunded to 1/01/07)                                          1/07 at 100.00      AAA            1,211,111

         3,000    Golden State Tobacco Securitization Corporation, California,
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39                                                    6/13 at 100.00      BBB            3,186,720

           500    Lake Elsinore Public Financing Authority, California, Local
                   Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33    10/13 at 102.00      N/R              521,795

         1,000    Vernon, California, Electric System Revenue Bonds, Malburg
                   Generating Station Project, Series 2003C, 5.375%, 4/01/18
                   (Pre-refunded to 4/01/08)                                          4/08 at 100.00      Aaa            1,071,600
----------------------------------------------------------------------------------------------------------------------------------
                  Colorado - 5.4%

           495    Colorado Educational and Cultural Facilities Authority, Charter
                   School Revenue Bonds, Peak-to-Peak Charter School, Series 2001,
                   7.500%, 8/15/21 (Pre-refunded to 8/15/11)                          8/11 at 100.00      AAA              599,970

         1,000    Colorado Educational and Cultural Facilities Authority, Charter
                   School Revenue Bonds, Weld County School District 6 - Frontier
                   Academy, Series 2001, 7.375%, 6/01/31                              6/11 at 100.00      Ba1            1,036,240

           885    Colorado Educational and Cultural Facilities Authority, Charter
                   School Revenue Bonds, Douglas County School District RE-1 -
                   DCS Montessori School, Series 2002A, 6.000%, 7/15/22               7/12 at 100.00      BBB              892,629

         2,000    Denver City and County, Colorado, Airport System Revenue
                   Refunding Bonds, Series 2000A, 6.000%, 11/15/16
                   (Alternative Minimum Tax) - AMBAC Insured                         11/10 at 100.00      AAA            2,221,760
----------------------------------------------------------------------------------------------------------------------------------
                  Connecticut - 5.8%

         1,480    Capitol Region Education Council, Connecticut, Revenue Bonds,
                   Series 1995, 6.750%, 10/15/15                                     10/05 at 102.00      BBB            1,525,022

         2,000    Connecticut Health and Educational Facilities Authority,
                   Revenue Bonds, University of New Haven, Series 1996D,
                   6.700%, 7/01/26                                                    7/06 at 102.00     BBB-            2,064,100

           500    Eastern Connecticut Resource Recovery Authority, Solid Waste
                   Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                   5.500%, 1/01/14 (Alternative Minimum Tax)                          7/05 at 100.00      BBB              505,600

           955    Williamantic Housing Authority, Connecticut, GNMA Collateralized
                    Multifamily Housing Mortgage Revenue Bonds, Village Heights
                    Apartments, Series 1995A, 8.000%, 10/20/30                       10/05 at 105.00      AAA            1,010,524
----------------------------------------------------------------------------------------------------------------------------------
                  Florida - 3.2%

           180    Dade County Industrial Development Authority, Florida, Revenue
                   Bonds, Miami Cerebral Palsy Residential Services Inc., Series
                   1995, 8.000%, 6/01/22                                              6/05 at 102.00      N/R              183,654

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Florida (continued)

$        2,000    Martin County Industrial Development Authority, Florida,
                   Industrial Development Revenue Bonds, Indiantown Cogeneration
                   LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)       6/05 at 102.00      BB+    $       2,035,640

           600    Martin County Industrial Development Authority, Florida,
                   Industrial Development Revenue Refunding Bonds, Indiantown
                   Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
                   Minimum Tax)                                                       6/05 at 102.00      BB+              610,698
----------------------------------------------------------------------------------------------------------------------------------
                  Illinois - 6.8%

         1,485    Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero
                  Redevelopment Project, Series 1998, 7.000%, 1/01/14                 1/09 at 100.00      N/R            1,520,625

                  Illinois Development Finance Authority, Revenue Bonds, Chicago
                  Charter School Foundation, Series 2002A:
           500     6.125%, 12/01/22                                                  12/12 at 100.00      BBB              534,320
         1,000     6.250%, 12/01/32                                                  12/21 at 100.00      BBB            1,039,300

         1,000    Illinois Educational Facilities Authority, Student Housing
                   Revenue Bonds, Educational Advancement Foundation Fund,
                   University Center Project, Series 2002, 6.250%, 5/01/34            5/12 at 101.00     Baa2            1,034,030

         1,795    Joliet Regional Port District, Illinois, Airport Facilities
                   Revenue Bonds, Lewis University Airport, Series 1997A, 7.250%,
                   7/01/18 (Alternative Minimum Tax)                                  7/07 at 103.00      N/R            1,885,253
----------------------------------------------------------------------------------------------------------------------------------
                  Indiana - 4.0%

         2,000    Indiana Health Facility Financing Authority, Hospital Revenue
                   Bonds, Riverview Hospital, Series 2002, 6.125%, 8/01/31            8/12 at 101.00     Baa1            2,129,460

         1,350    Whitley County, Indiana, Solid Waste and Sewerage Disposal
                   Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
                   11/01/18 (Alternative Minimum Tax)                                11/10 at 102.00      N/R            1,434,875
----------------------------------------------------------------------------------------------------------------------------------
                  Louisiana - 2.7%

         1,880    Louisiana Public Facilities Authority, Extended Care Facilities
                   Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                   11.000%, 2/01/14                                                     No Opt. Call      BBB            2,376,301
----------------------------------------------------------------------------------------------------------------------------------
                  Maryland - 1.2%

         1,000    Maryland Energy Financing Administration, Revenue Bonds, AES
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)                                          9/05 at 102.00      N/R            1,022,170

                  Massachusetts - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
           500    Massachusetts Development Finance Agency, Resource Recovery
                   Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
                   6.700%, 12/01/14 (Alternative Minimum Tax)                        12/09 at 102.00      BBB              543,490

         1,000    Massachusetts Industrial Finance Agency, Resource Recovery
                   Remarketed Revenue Refunding Bonds, Ogden Haverhill Project,
                   Series 1992A, 4.850%, 12/01/05                                       No Opt. Call      BBB            1,006,660

           270    Massachusetts Industrial Finance Agency, Resource Recovery
                   Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A,
                   5.450%, 12/01/12 (Alternative Minimum Tax)                        12/08 at 102.00      BBB              276,507

           625    Shelby County Health, Educational and Housing Facilities Board,
                   Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                   2002, 6.500%, 9/01/26 (Pre-refunded to 9/01/12)                    9/12 at 100.00    A3***              748,881
----------------------------------------------------------------------------------------------------------------------------------
                  Michigan - 4.2%

         1,000    Delta County Economic Development Corporation, Michigan,
                   Environmental Improvement Revenue Refunding Bonds, MeadWestvaco
                   Corporation - Escanaba Paper Company, Series 2002B, 6.450%,
                   4/15/23 (Alternative Minimum Tax)                                  4/12 at 100.00      AAA            1,135,220

         2,150    Michigan State Hospital Finance Authority, Hospital Revenue
                   Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16      1/06 at 102.00      Ba3            2,171,952

           500    Wayne County, Michigan, Special Airport Facilities Revenue
                   Refunding Bonds, Northwest Airlines Inc., Series 1995,
                   6.750%, 12/01/15                                                  12/05 at 102.00      N/R              438,345
----------------------------------------------------------------------------------------------------------------------------------
                  Minnesota - 1.0%

           880    St. Paul Housing and Redevelopment Authority, Minnesota,
                   Hospital Facility Revenue Refunding Bonds, HealthEast Inc.,
                   Series 1993A, 6.625%, 11/01/17                                     5/05 at 101.00      BB+              884,726
----------------------------------------------------------------------------------------------------------------------------------
                  Montana - 1.4%

         1,200    Montana Board of Investments, Exempt Facility Revenue Bonds,
                   Stillwater Mining Company Project, Series 2000, 8.000%, 7/01/20
                   (Alternative Minimum Tax)                                          7/10 at 101.00      Ba3            1,264,080

        Portfolio of Investments April 30, 2005 (Unaudited)

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Nebraska - 1.2%

$        1,000    Washington County, Nebraska, Wastewater Facilities Revenue Bonds,
                   Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative
                   Minimum Tax)                                                      11/12 at 101.00       A+    $       1,095,970
----------------------------------------------------------------------------------------------------------------------------------
                  New Hampshire - 0.8%

           700    New Hampshire Higher Educational and Health Facilities Authority,
                   Revenue Bonds, New Hampshire  College, Series 1997, 6.375%,
                   1/01/27                                                            1/07 at 102.00     BBB-              714,574
----------------------------------------------------------------------------------------------------------------------------------
                  New York - 6.4%

         1,000    Dormitory Authority of the State of New York, Revenue Bonds,
                   Brooklyn Law School, Series 2003A, 5.500%,
                   7/01/15 - RAAI Insured                                             7/13 at 100.00       AA            1,112,100

         4,190    Yates County Industrial Development Agency, New York,
                   FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers and
                   Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41          2/11 at 101.00       AA+            4,554,320
----------------------------------------------------------------------------------------------------------------------------------
                  Ohio - 3.3%

           400    Ohio Water Development Authority, Solid Waste Disposal Revenue
                   Bonds, BHP Steel LLC, Series 1995, 6.300%, 9/01/20
                   (Alternative Minimum Tax)                                          9/05 at 102.00       A+              410,964

         2,400    Ohio Water Development Authority, Solid Waste Disposal Revenue
                   Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                   (Alternative Minimum Tax)                                          9/09 at 102.00      N/R            2,488,008
----------------------------------------------------------------------------------------------------------------------------------
                  Pennsylvania - 5.8%

         1,080    Allegheny County Hospital Development Authority, Pennsylvania,
                   Revenue Bonds, West Penn Allegheny Health System, Series 2000B,
                   9.250%, 11/15/30                                                  11/10 at 102.00       B1            1,276,409

         1,165    Carbon County Industrial Development Authority, Pennsylvania,
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10
                   (Alternative Minimum Tax)                                            No Opt. Call     BBB-            1,263,827

         1,000    Pennsylvania Convention Center Authority, Revenue Refunding
                   Bonds, Series 1994A, 6.750%, 9/01/19                               9/05 at 101.00      BBB            1,022,530

         1,500    Pennsylvania Economic Development Financing Authority, Resource
                   Recovery Revenue Bonds, Colver Project, Series 1994D, 7.150%,
                   12/01/18 (Alternative Minimum Tax)                                12/05 at 101.00     BBB-            1,535,850
----------------------------------------------------------------------------------------------------------------------------------
                  Rhode Island - 0.6%

           500    Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42       6/12 at 100.00      BBB              504,085
----------------------------------------------------------------------------------------------------------------------------------
                  South Carolina - 5.0%

         2,500    Greenville County School District, South Carolina, Installment
                   Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13             12/12 at 101.00      AA-            2,801,525

           475    Piedmont Municipal Power Agency, South Carolina, Electric
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured           No Opt. Call      AAA              614,726

         1,000    Tobacco Settlement Revenue Management Authority, South Carolina,
                   Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                   6.000%, 5/15/22                                                    5/11 at 101.00      BBB            1,016,300
----------------------------------------------------------------------------------------------------------------------------------
                  Tennessee - 1.7%

         1,000    Knox County Health, Educational and Housing Facilities Board,
                   Tennessee, Hospital Revenue Bonds, Baptist Health System of
                   East Tennessee Inc., Series 2002, 6.375%, 4/15/22                  4/12 at 101.00     Baa3            1,032,230

           375    Shelby County Health, Educational and Housing Facilities Board,
                   Tennessee, Hospital Revenue Bonds, Methodist Healthcare,
                   Series 2002, 6.500%, 9/01/26                                       9/12 at 100.00    A3***              446,434
----------------------------------------------------------------------------------------------------------------------------------
                  Texas - 7.5%

         2,000    Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid
                   Waste Disposal Revenue Bonds, Anheuser Busch Company, Series
                   2002, 5.900%, 4/01/36 (Alternative Minimum Tax)                    4/12 at 100.00       A+            2,142,040

         2,000    Matagorda County Navigation District 1, Texas, Collateralized
                   Revenue Refunding Bonds, Houston Light and Power Company,
                   Series 1995, 4.000%, 10/15/15 - MBIA Insured                      10/13 at 101.00      AAA            1,999,120

         2,000    Weslaco Health Facilities Development Corporation, Texas,
                   Hospital Revenue Bonds, Knapp Medical Center, Series 2002,
                   6.250%, 6/01/25                                                    6/12 at 100.00     BBB+            2,146,460

         1,000    West Texas Independent School District, McLennan and Hill
                   Counties, General Obligation Refunding Bonds, Series 1998,
                   0.000%, 8/15/25                                                     8/13 at 51.84      AAA              341,970

     Principal                                                                         Optional Call                        Market
  Amount (000)    Description                                                            Provisions*  Ratings**              Value
----------------------------------------------------------------------------------------------------------------------------------
                  Virgin Islands - 3.1%

$        2,545    Virgin Islands Public Finance Authority, Senior Lien Matching
                   Fund Loan Note, Series 2004A, 5.250%, 10/01/19                    10/14 at 100.00      BBB    $       2,745,953
----------------------------------------------------------------------------------------------------------------------------------
                  Virginia - 3.1%

         1,000    Chesterfield County Industrial Development Authority, Virginia,
                   Pollution Control Revenue Bonds, Virginia Electric and Power
                   Company, Series 1987A, 5.875%, 6/01/17                            11/10 at 102.00       A3            1,092,260

         1,500    Mecklenburg County Industrial Development Authority, Virginia,
                   Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002,
                   6.500%, 10/15/17 (Alternative Minimum Tax)                        10/12 at 100.00       A3            1,689,330
----------------------------------------------------------------------------------------------------------------------------------
                  West Virginia - 2.4%

         2,050    Mason County, West Virginia, Pollution Control Revenue Bonds,
                   Appalachian Power Company, Series 2003L, 5.500%, 10/01/22         10/11 at 100.00      BBB            2,102,786
----------------------------------------------------------------------------------------------------------------------------------
                  Wisconsin - 1.2%

         1,000    Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21        10/11 at 100.00      BBB            1,034,330
----------------------------------------------------------------------------------------------------------------------------------
$       90,389    Total Long-Term Investments (cost $82,406,175) - 99.4%                                                87,989,540
==============--------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 0.6%                                                                     493,065
                  ----------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                              $      88,482,605
                  ================================================================================================================

        * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

       **   Ratings: Using the higher of Standard & Poor's or Moody's rating.

      *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

        # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc., determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

      N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Statement of
        Assets and Liabilities April 30, 2005 (Unaudited)

                                                                                   Municipal Value   Municipal Income
                                                                                             (NUV)              (NMI)
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,817,470,893 and $82,406,175, respectively)    $1,963,963,992    $   87,989,540
Receivables:
   Interest                                                                             30,723,023         1,460,286
   Investments sold                                                                      6,324,060           125,000
 Other assets                                                                              133,624             7,198
---------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   2,001,144,699        89,582,024
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                                          2,279,182         1,023,731
 Payable for investments purchased                                                       3,868,244                --
 Accrued expenses:
   Management fees                                                                         854,543            46,373
   Other                                                                                   622,600            29,315
---------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  7,624,569         1,099,419
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $1,993,520,130    $   88,482,605
=====================================================================================================================
Shares outstanding                                                                     194,959,520         8,113,876
=====================================================================================================================
Net asset value per share outstanding (net assets
   divided by shares outstanding)                                                   $        10.23    $        10.91
=====================================================================================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                    $    1,949,595    $       81,139
Paid-in surplus                                                                      1,837,696,454        90,828,445
Undistributed net investment income                                                      3,986,303            17,598
Accumulated net realized gain (loss) from investments                                    3,394,679        (8,027,942)
Net unrealized appreciation of investments                                             146,493,099         5,583,365
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $1,993,520,130    $   88,482,605
=====================================================================================================================
Authorized shares                                                                      350,000,000       200,000,000
=====================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
        Operations Six Months Ended April 30, 2005 (Unaudited)

                                                                                   MUNICIPAL VALUE   MUNICIPAL INCOME
                                                                                             (NUV)              (NMI)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $ 52,357,324    $    2,579,823
---------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          5,188,084           279,307
Shareholders' servicing agent fees and expenses                                            231,789            13,401
Custodian's fees and expenses                                                              193,050            12,259
Directors' fees and expenses                                                                16,519               721
Professional fees                                                                           38,410             4,593
Shareholders' reports - printing and mailing expenses                                      124,245             9,073
Stock exchange listing fees                                                                 33,853             5,247
Investor relations expense                                                                 156,039             7,642
Other expenses                                                                              25,825             3,709
---------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                               6,007,814           335,952
   Custodian fee credit                                                                    (41,455)           (3,813)
---------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             5,966,359           332,139
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   46,390,965         2,247,684
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain from investments                                                       3,405,878            58,962
Change in net unrealized appreciation (depreciation) of investments                     29,545,267           995,327
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                        32,951,145         1,054,289
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                            $ 79,342,110    $    3,301,973
=====================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
          Changes in Net Assets (Unaudited)

                                                                   MUNICIPAL VALUE (NUV)               MUNICIPAL INCOME (NMI)
                                                           -------------------------------------  ----------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                    4/30/05             10/31/04          4/30/05         10/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $    46,390,965      $    93,827,419      $  2,247,684    $   4,521,095
Net realized gain (loss) from investments                         3,405,878           10,588,040            58,962         (931,682)
Change in net unrealized appreciation (depreciation)
 of investments                                                  29,545,267           41,903,003           995,327        3,560,613
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       79,342,110          146,318,462         3,301,973        7,150,026
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                      (46,848,740)         (96,249,057)       (2,143,686)      (4,316,582)
From accumulated net realized gains from investments            (10,898,238)         (12,577,331)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (57,746,978)        (108,826,388)       (2,143,686)      (4,316,582)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                       21,595,132           37,492,074         1,158,287        2,833,444
Net assets at the beginning of period                         1,971,924,998        1,934,432,924        87,324,318       84,490,874
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                             $ 1,993,520,130      $ 1,971,924,998      $ 88,482,605    $  87,324,318
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                   $     3,986,303      $     4,444,078      $     17,598    $     (86,400)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
        Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, Municipal Value (NUV) had an outstanding delayed delivery purchase commitment of $3,727,700. There were no such outstanding purchase commitments in Municipal Income (NMI).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
        Financial Statements (Unaudited) (continued)

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Neither of the Funds engaged in transactions in their own shares during the six months ended April 30, 2005, nor during the fiscal year ended October 31, 2004.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2005, were as follows:

                                                     MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Purchases                                           $68,244,054     $ 4,457,908
Sales and maturities                                 74,160,975       3,808,700
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                                                     MUNICIPAL       MUNICIPAL
                                                    VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Cost of investments                             $1,814,350,222     $ 82,315,729
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                                     MUNICIPAL       MUNICIPAL
                                                    VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:

   Appreciation                                 $  157,906,548     $  5,909,282
   Depreciation                                     (8,292,778)        (235,471)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments      $  149,613,770     $  5,673,811
================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2004, the Funds' last fiscal year end, were as follows:

                                                     MUNICIPAL       MUNICIPAL
                                                    VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *               $7,163,417         $152,721
Undistributed net ordinary income **                 1,222,188              942
Undistributed net long-term capital gains           10,887,039               --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                     MUNICIPAL       MUNICIPAL
                                                    VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income           $92,800,716       $4,324,697
Distributions from net ordinary income **            3,643,302               --
Distributions from net long-term capital gains      12,577,331               --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2004, the Funds' last fiscal year end, Municipal Income (NMI) had an unused capital loss carryforward of $8,038,260, available to be applied against future capital gains, if any. If not applied, $116,138, $7,005,363 and $916,759 of the carryforward will expire in the years 2008, 2011 and 2012, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Directors, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Notes to
        Financial Statements (Unaudited) (continued)

Effective August 1, 2004, Municipal Value's (NUV) annual fund-level fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

                                                          MUNICIPAL VALUE (NUV)
AVERAGE DAILY NET ASSETS                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .1500%
For the next $500 million                                                 .1250
For net assets over $1 billion                                            .1000
================================================================================

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income as follows:

GROSS INTEREST INCOME                                     MUNICIPAL VALUE (NUV)
                                                          GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

Effective August 1, 2004, Municipal Income's (NMI) annual fund-level fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

                                                         MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS                                    FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $ 1 billion                                                  .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Municipal Value (NUV) paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                   MUNICIPAL VALUE (NUV)
                                                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .3500%
For the next $500 million                                                 .3250
For net assets over $1 billion                                            .3000
================================================================================

In addition, Municipal Value (NUV) paid an annual management fee, payable monthly, based on gross interest income as follows:

GROSS INTEREST INCOME                                      MUNICIPAL VALUE (NUV)
                                                          GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

Municipal Income (NMI) paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of the Fund as follows:

                                                          MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS                                    MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

Notes to
        Financial Statements (Unaudited) (continued)

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 15, 2005, as follows:

                                                     MUNICIPAL        MUNICIPAL
                                                   VALUE (NUV)      INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                    $ .0390        $    .0440
================================================================================

Financial
        Highlights (Unaudited)

Financial
        Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

                                            Investment Operations                Less Distributions
                                     -----------------------------------   -----------------------------
                         Beginning          Net   Net Realized/                    Net                         Ending
                         Net Asset   Investment      Unrealized             Investment   Capital            Net Asset
                             Value       Income     Gain (Loss)     Total       Income     Gains   Total        Value
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2005(a)                 $10.11     $    .24        $    .18   $   .42      $  (.24)   $ (.06)  $(.30)      $10.23
    2004                      9.92          .48             .26       .74         (.49)     (.06)   (.55)       10.11
    2003                      9.98          .49            (.01)      .48         (.50)     (.04)   (.54)        9.92
    2002                     10.17          .51            (.18)      .33         (.51)     (.01)   (.52)        9.98
    2001                      9.77          .51             .42       .93         (.51)     (.02)   (.53)       10.17
    2000                      9.48          .52             .28       .80         (.51)       --    (.51)        9.77

MUNICIPAL INCOME (NMI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2005(a)                  10.76          .28             .13       .41         (.26)      --     (.26)       10.91
    2004                     10.41          .56             .32       .88         (.53)      --     (.53)       10.76
    2003                     10.61          .54            (.15)      .39         (.59)      --     (.59)       10.41
    2002                     10.92          .61            (.30)      .31         (.62)      --     (.62)       10.61
    2001                     11.01          .67            (.06)      .61         (.70)      --     (.70)       10.92
    2000                     11.43          .70            (.36)      .34         (.70)    (.06)    (.76)       11.01
======================================================================================================================

                                               Total Returns
                                       ------------------------------
                               Ending       Based on    Based on Net
                         Market Value   Market Value+   Asset Value+
----------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
----------------------------------------------------------------------
Year Ended 10/31:
    2005(a)                 $  9.3100           2.69%           4.18%
    2004                       9.3600           9.01            7.77
    2003                       9.1200           3.66            4.90
    2002                       9.3200           3.80            3.32
    2001                       9.4800          17.32            9.77
    2000                       8.5625           5.46            8.71

MUNICIPAL INCOME (NMI)
----------------------------------------------------------------------
Year Ended 10/31:
    2005(a)                   10.0300           2.16            3.89
    2004                      10.0800          10.34            8.69
    2003                       9.6400           3.02            3.71
    2002                       9.9000         (11.93)           2.87
    2001                      11.9000          12.24            5.68
    2000                      11.2500           9.45            3.02
=======================================================================

                                                        Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                             Before Credit                  After Credit**
                                       --------------------------     ---------------------------
                                                     Ratio of Net                    Ratio of Net
                                       Ratio of        Investment       Ratio of       Investment
                              Ending   Expenses         Income to       Expenses        Income to      Portfolio
                          Net Assets   to Average         Average     to Average          Average       Turnover
                               (000)   Net Assets      Net Assets     Net Assets       Net Assets           Rate
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2005(a)              $ 1,993,520          .61%*          4.73%*          .61%*           4.73%*            4%
    2004                   1,971,925          .62            4.83            .61             4.84             13
    2003                   1,934,433          .64            4.97            .64             4.97             36
    2002                   1,946,407          .65            5.07            .65             5.08             13
    2001                   1,982,139          .65            5.09            .64             5.10             10
    2000                   1,903,967          .65            5.44            .64             5.44             17

MUNICIPAL INCOME (NMI)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2005(a)                   88,483          .77*           5.16*           .76*            5.17*             4
    2004                      87,324          .82            5.28            .81             5.28             14
    2003                      84,491         1.12            5.14           1.12             5.14             10
    2002                      85,897          .91            5.62            .90             5.64             36
    2001                      88,089          .83            6.14            .83             6.15             11
    2000                      88,214          .80            6.20            .77             6.23              6
=================================================================================================================

                                 See accompanying notes to financial statements.

  *   Annualized.

 **   After custodian fee credit, wherre applicable.

  + Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

(a)   For the six months ended April 30, 2005.

Reinvest Automatically
        Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
        Information

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF DIRECTORS

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

           Learn more
about Nuveen Funds at
   www.nuveen.com/etf

Nuveen Investments:
SERVING Investors
        For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

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                                                                       [LOGO]
                                                                  NUVEEN
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                                                                     ESA-A-0405D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.